Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net (loss) income	$ (265,842)	$ 562,327	$ 1,506,702	$ 2,133,188
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Depreciation	250,604	195,321	404,881	272,237
Amortization of right-of-use assets		16,876	97,095	158,180
(Recovery of) provision for doubtful accounts	(8,463)	6,736	(5,079)	17,606
Deferred tax liability (benefits)			254,224	(4,304)
Deferred income tax	(20,846)	163,464
Loss on disposal of property and equipment	7,087		648
Changes in operating assets and liabilities:
Accounts receivable, net	(248,980)	(426,906)	(1,129,372)	(489,078)
Notes receivable			302,846	(294,440)
Other receivables-bank acceptance notes	(448,281)	(60,322)
Advances to suppliers	122,765	(58,638)	(151,983)	(223,562)
Other receivables	30,050	(12,157)	(35,657)	760,209
Inventories, net	(122,625)	(278,488)	(174,399)	194,674
Accounts payable	229,881	106,258	348,641	224,538
Advances from customers	(110,497)	29,963	343,470	(34,598)
Other payables				50,474
Payroll payable	39,160	75,478	(32,932)	166,388
Taxes payable	(115,684)	(393,478)	(269,691)	354,593
Amounts due to related parties	(1,527)	12,448	(70,819)	(348,333)
Principal payments under operating lease obligations		(4,503)	(88,586)	(85,075)
Net cash used in operating activities	(663,198)	(65,621)	1,299,989	2,852,697
Cash flows from investing activities
Purchase of property and equipment	(625,053)	(21,765)	(761,792)	(1,439,365)
Proceeds on disposal of property and equipment				6,558
Deposit made for potential equity-method investment	(2,478,000)
Prepayments for non-current assets	(56,227)
Net cash used in investing activities	(3,159,280)	(21,765)	(761,792)	(1,432,807)
Cash flows from financing activities
Proceeds from short-term loans	1,407,441	72,159
Repayment of short-term loans	(281,488)
Proceeds from initial public offering, net	3,293,096
Net (repayment of) proceeds from short-term loans			(1,064,321)	743,376
Shareholder contribution				148,675
Dividends				(352,123)
Payments of deferred offering costs	(264,949)	(116,289)	(172,179)	(144,000)
Principal payments under finance lease obligations		(12,700)	(12,488)	(230,372)
Net cash provided by (used in) financing activities	4,154,100	(56,830)	(1,248,988)	165,556
Effect of foreign exchange rate change on cash and cash equivalents	(6,452)	(58,903)	(26,296)	(99,156)
Net increase (decrease) in cash and cash equivalents	325,170	(203,119)	(737,087)	1,486,290
Cash and cash equivalents at the beginning of the period	1,056,236	1,793,323	1,793,323	307,033
Cash and cash equivalents at the end of the period	1,381,406	1,590,204	1,056,236	1,793,323
Supplemental disclosures of cash flow information:
Interest paid	15,749	27,474	59,477	53,991
Income taxes paid	$ 82,703	$ 206,836	$ 205,761	$ 101,459